Offerings	Feb. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per(3)
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also registers such amount of additional securities that may be offered pursuant to the terms of the Marriott Retirement Savings Plan (the “RSP”) or the Marriott International, Inc. Puerto Rico Retirement Plan (the “PR Plan”), which provide for a change in the amount or type of securities being offered or issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the RSP and the PR Plan.
Represents $300,000,000 worth of the Class A Common Stock to be offered and sold under the RSP.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Executive Deferred Compensation Plan Obligations(4)
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 150,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 22,965
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also registers such amount of additional securities that may be offered pursuant to the terms of the Marriott Retirement Savings Plan (the “RSP”) or the Marriott International, Inc. Puerto Rico Retirement Plan (the “PR Plan”), which provide for a change in the amount or type of securities being offered or issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the RSP and the PR Plan.
Represents $150,000,000 of unfunded and unsecured obligations of the Registrant payable under the Marriott International, Inc. Executive Deferred Compensation Plan.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per(5)
Amount Registered | shares	5,000,000
Maximum Aggregate Offering Price	$ 5,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 765.5
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also registers such amount of additional securities that may be offered pursuant to the terms of the Marriott Retirement Savings Plan (the “RSP”) or the Marriott International, Inc. Puerto Rico Retirement Plan (the “PR Plan”), which provide for a change in the amount or type of securities being offered or issued to prevent dilution as a result of stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the RSP and the PR Plan.
Represents $5,000,000 worth of the Class A Common Stock to be offered and sold under the PR Plan.